SCHEDULE OF LOSS BEFORE TAXATION (Details) (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Employee benefits expense	¥ 12,285,000	¥ 13,735,000	¥ 19,427,000
Cost Of Inventories [Member]
IfrsStatementLineItems [Line Items]
Employee benefits expense	2,539,000	4,065,000	7,554,000
Post employment benefit expense	556,108	756,704	1,590,660
Depreciation and amortisation expense
Operating lease payment	12,801,485	12,801,485	13,082,071,000
Reversal of inventory write-down	¥ 4,045,000	¥ 99,237,173	¥ 2,301,000